                              [NATIONWIDE(R) LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                               SEMI-ANNUAL REPORT
                                       TO

                                 CONTRACT OWNERS
                                  JUNE 30, 2000




                        NATIONWIDE LIFE INSURANCE COMPANY
                            HOME OFFICE: COLUMBUS, OHIO


APO-2750-M (06/00)

                              [NATIONWIDE(R) LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                             [PRESIDENT'S PICTURE]

                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-5.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.



                              /S/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 16, 2000

                       HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 5. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         65,037 shares (cost $415,983) .........................................   $   392,821
      American Century VP - American Century VP Balanced (ACVPBal)
         192 shares (cost $1,452) ..............................................         1,451
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         99,923 shares (cost $1,091,775) .......................................     1,697,692
      Dreyfus Stock Index Fund (DryStkIx)
         76,609 shares (cost $2,179,777) .......................................     2,912,661
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         161,930 shares (cost $3,556,660) ......................................     3,709,806
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         54,952 shares (cost $617,106) .........................................       598,432
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         305,175 shares (cost $305,175) ........................................       305,175
      Nationwide SAT - Total Return Fund (NSATTotRe)
         122,136 shares (cost $1,863,318) ......................................     2,368,215
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         58,117 shares (cost $1,003,401) .......................................     1,160,601
                                                                                   -----------
            Total investments ..................................................    13,146,854
   Accounts receivable .........................................................            67
                                                                                   -----------
            Total assets .......................................................    13,146,921
ACCOUNTS PAYABLE ...............................................................         3,554
                                                                                   -----------
CONTRACT OWNERS' EQUITY ........................................................   $13,143,367
                                                                                   ===========

                                                                                                            PERIOD
Contract owners' equity represented by:            UNITS          UNIT VALUE                                RETURN*
                                                   -----          ----------                                --------
Contracts in accumulation phase:
   American Century VP - American Century
   VP Advantage:
      Tax qualified ...........................    11,077           $21.214730         $  234,996              3%
      Non-tax qualified .......................     7,034            21.214730            149,224              3%

   American Century VP - American Century
   VP Balanced:

      Tax qualified ...........................       136            10.639973              1,447              1%

   American Century VP - American Century
   VP Capital Appreciation:

      Tax qualified ...........................    55,813            27.124399          1,513,894             17%
      Non-tax qualified .......................     6,549            27.124399            177,638             17%

   Dreyfus Stock Index Fund:
      Tax qualified ...........................    76,217            32.615212          2,485,835             (1)%
      Non-tax qualified .......................    13,088            32.615212            426,868             (1)%

   Fidelity VIP - Equity-Income Portfolio:

      Tax qualified ...........................   140,211            22.981645          3,222,279             (3)%
      Non-tax qualified .......................    20,545            22.981645            472,158             (3)%

   Nationwide SAT - Government Bond Fund:
      Tax qualified ...........................     6,737            34.879444            234,983              3%
      Non-tax qualified .......................     9,652            34.892329            336,781              3%

   Nationwide SAT - Money Market Fund:
      Tax qualified ...........................    13,155            23.198381            305,175              2%

   Nationwide SAT - Total Return Fund:
      Tax qualified ...........................    19,266           100.328103          1,932,921              3%
      Non-tax qualified .......................     4,467            97.442368            435,275              3%

   Neuberger Berman AMT - Balanced Portfolio:
      Tax qualified ...........................    35,184            29.352154          1,032,726             10%
      Non-tax qualified .......................     2,788            29.352154             81,834             10%
                                                  =======           ==========

Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                            99,333
                                                                                      ------------
                                                                                      $ 13,143,367
                                                                                      ============


* The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                                Total                     ACVPAdv               ACVPBal
                                                     ---------------------------    --------------------    ---------------
                                                         2000           1999          2000        1999       2000    1999
                                                     ------------    -----------    --------    --------    -------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    153,428        160,269      11,021      12,293         56       -
  Mortality, expense and administration
    charges (note 2) .............................        (89,477)       (93,429)     (2,784)     (2,780)       (11)      -
                                                     ------------    -----------    --------    --------    -------    ----
    Net investment activity ......................         63,951         66,840       8,237       9,513         45       -
                                                     ------------    -----------    --------    --------    -------    ----

  Proceeds from mutual fund shares sold ..........      2,915,190      1,643,484     192,787      32,323        826       -
  Cost of mutual fund shares sold ................     (2,137,459)    (1,277,506)   (170,235)    (27,728)      (796)      -
                                                     ------------    -----------    --------    --------    -------    ----
    Realized gain (loss) on investments ..........        777,731        365,978      22,552       4,595         30       -
  Change in unrealized gain (loss) on investments      (1,180,155)       649,449     (84,743)    (30,488)       (84)      -
                                                     ------------    -----------    --------    --------    -------    ----
    Net gain (loss) on investments ...............       (402,424)     1,015,427     (62,191)    (25,893)       (54)      -
                                                     ------------    -----------    --------    --------    -------    ----
  Reinvested capital gains .......................        550,253        232,785      68,704      29,181         35       -
                                                     ------------    -----------    --------    --------    -------    ----
       Net increase (decrease) in contract owners'
         equity resulting from operations ........        211,780      1,315,052      14,750      12,801         26       -
                                                     ------------    -----------    --------    --------    -------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        792,023        886,270      43,363      18,326          -       -
  Transfers between funds ........................              -              -      12,607       9,684          -       -
  Redemptions ....................................     (2,477,285)    (1,287,811)   (187,029)    (22,132)      (767)      -
  Annuity benefits ...............................         (6,954)        (5,909)       (298)          -          -       -
  Annual contract maintenance charge (note 2) ....         (9,401)       (10,645)       (208)       (235)       (21)      -
  Contingent deferred sales charges (note 2) .....        (36,876)       (29,017)     (3,143)       (582)       (26)      -
  Adjustments to maintain reserves ...............         (4,196)           389      (8,598)        (14)    11,068       -
                                                     ------------    -----------    --------    --------    -------    ----
       Net equity transactions ...................     (1,742,689)      (446,723)   (143,306)      5,047     10,254       -
                                                     ------------    -----------    --------    --------    -------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ............     (1,530,909)       868,329    (128,556)     17,848     10,280       -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......     14,674,276     13,767,254     512,779     409,569      2,243       -
                                                     ------------    -----------    --------    --------    -------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 13,143,367     14,635,583     384,223     427,417     12,523       -
                                                     ============    ===========    ========    ========    =======    ====

                                                            ACVPCapAp
                                                     ------------------------
                                                        2000          1999
                                                     ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            -             -
  Mortality, expense and administration
    charges (note 2) .............................      (10,584)       (6,775)
                                                     ----------    ----------
    Net investment activity ......................      (10,584)       (6,775)
                                                     ----------    ----------

  Proceeds from mutual fund shares sold ..........      191,212       197,119
  Cost of mutual fund shares sold ................     (131,766)     (236,846)
                                                     ----------    ----------
    Realized gain (loss) on investments ..........       59,446       (39,727)
  Change in unrealized gain (loss) on investments       132,534       197,359
                                                     ----------    ----------
    Net gain (loss) on investments ...............      191,980       157,632
                                                     ----------    ----------
  Reinvested capital gains .......................       47,256             -
                                                     ----------    ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      228,652       150,857
                                                     ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       96,632        84,345
  Transfers between funds ........................      135,043       (40,511)
  Redemptions ....................................     (169,439)     (160,814)
  Annuity benefits ...............................       (2,111)         (642)
  Annual contract maintenance charge (note 2) ....         (880)         (971)
  Contingent deferred sales charges (note 2) .....       (3,319)       (3,778)
  Adjustments to maintain reserves ...............       31,779            67
                                                     ----------    ----------
       Net equity transactions ...................       87,705      (122,304)
                                                     ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      316,357        28,553
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......    1,413,040     1,018,635
                                                     ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    1,729,397     1,047,188
                                                     ==========    ==========

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)



                                                             DryStkIx                    FidVIPEI                  NSATGvtBd
                                                     -------------------------    ------------------------    --------------------
                                                         2000          1999          2000          1999         2000        1999
                                                     -----------    ----------    ----------    ----------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    13,874        15,315        75,054        74,877      17,857      17,968
  Mortality, expense and administration
    charges (note 2) .............................       (19,404)      (17,817)      (27,014)      (33,646)     (3,783)     (4,522)
                                                     -----------    ----------    ----------    ----------    --------    --------
    Net investment activity ......................        (5,530)       (2,502)       48,040        41,231      14,074      13,446
                                                     -----------    ----------    ----------    ----------    --------    --------

  Proceeds from mutual fund shares sold ..........       508,708       260,240       958,796       504,937      86,904     101,368
  Cost of mutual fund shares sold ................      (249,148)     (115,629)     (752,839)     (303,378)    (84,771)    (94,049)
                                                     -----------    ----------    ----------    ----------    --------    --------
    Realized gain (loss) on investments ..........       259,560       144,611       205,957       201,559       2,133       7,319
  Change in unrealized gain (loss) on investments       (297,839)      143,551      (696,735)      177,887       2,939     (40,703)
                                                     -----------    ----------    ----------    ----------    --------    --------
    Net gain (loss) on investments ...............       (38,279)      288,162      (490,778)      379,446       5,072     (33,384)
                                                     -----------    ----------    ----------    ----------    --------    --------
  Reinvested capital gains .......................         3,265        12,368       282,762       165,518        --          --
                                                     -----------    ----------    ----------    ----------    --------    --------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........       (40,544)      298,028      (159,976)      586,195      19,146     (19,938)
                                                     -----------    ----------    ----------    ----------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................       227,677       201,950       150,629       244,842      15,946      34,294
  Transfers between funds ........................        76,052       175,440      (208,178)     (141,709)      7,024     (49,431)
  Redemptions ....................................      (489,441)     (230,003)     (750,281)     (390,676)    (73,488)    (30,793)
  Annuity benefits ...............................           106          --            (910)       (1,256)     (1,380)     (1,836)
  Annual contract maintenance charge (note 2) ....        (1,888)       (1,719)       (3,071)       (3,824)       (265)       (335)
  Contingent deferred sales charges (note 2) .....        (6,744)       (4,633)       (9,962)       (7,872)       (678)       (627)
  Adjustments to maintain reserves ...............        33,875            22       (13,041)          118     (21,850)         36
                                                     -----------    ----------    ----------    ----------    --------    --------
       Net equity transactions ...................      (160,363)      141,057      (834,814)     (300,377)    (74,691)    (48,692)
                                                     -----------    ----------    ----------    ----------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (200,907)      439,085      (994,790)      285,818     (55,545)    (68,630)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......     3,147,402     2,437,149     4,692,366     5,039,709     632,227     730,195
                                                     -----------    ----------    ----------    ----------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,946,495     2,876,234     3,697,576     5,325,527     576,682     661,565
                                                     ===========    ==========    ==========    ==========    ========    ========




                                                           NSATMyMkt
                                                      --------------------
                                                        2000        1999
                                                      --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................      10,398      12,538
  Mortality, expense and administration
    charges (note 2) .............................      (2,454)     (3,577)
                                                      --------    --------
    Net investment activity ......................       7,944       8,961
                                                      --------    --------

  Proceeds from mutual fund shares sold ..........     337,029     189,534
  Cost of mutual fund shares sold ................    (337,029)   (189,534)
                                                      --------    --------
    Realized gain (loss) on investments ..........        --          --
  Change in unrealized gain (loss) on investments         --          --
                                                      --------    --------
    Net gain (loss) on investments ...............        --          --
                                                      --------    --------
  Reinvested capital gains .......................        --          --
                                                      --------    --------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........       7,944       8,961
                                                      --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................     112,569      80,428
  Transfers between funds ........................     (52,544)     65,181
  Redemptions ....................................    (275,756)   (122,016)
  Annuity benefits ...............................        --          --
  Annual contract maintenance charge (note 2) ....        (582)       (542)
  Contingent deferred sales charges (note 2) .....      (3,536)     (1,098)
  Adjustments to maintain reserves ...............           4         (15)
                                                      --------    --------
       Net equity transactions ...................    (219,845)     21,938
                                                      --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    (211,901)     30,899
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......     517,079     494,091
                                                      --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     305,178     524,990
                                                      ========    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)

                                                             NSATTotRe                  NBAMTBal
                                                     -------------------------    ----------------------
                                                         2000          1999         2000        1999
                                                     -----------    ----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     6,449        10,756        18,719      16,522
  Mortality, expense and administration
    charges (note 2) .............................       (15,982)      (17,913)       (7,461)     (6,399)
                                                     -----------    ----------    ----------    --------
    Net investment activity ......................        (9,533)       (7,157)       11,258      10,123
                                                     -----------    ----------    ----------    --------

  Proceeds from mutual fund shares sold ..........       491,904       120,432       147,024     237,531
  Cost of mutual fund shares sold ................      (291,251)      (61,335)     (119,624)   (249,007)
                                                     -----------    ----------    ----------    --------
    Realized gain (loss) on investments ..........       200,653        59,097        27,400     (11,476)
  Change in unrealized gain (loss) on investments       (136,729)      214,908       (99,498)    (13,065)
                                                     -----------    ----------    ----------    --------
    Net gain (loss) on investments ...............        63,924       274,005       (72,098)    (24,541)
                                                     -----------    ----------    ----------    --------
  Reinvested capital gains .......................          --           1,240       148,231      24,478
                                                     -----------    ----------    ----------    --------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........        54,391       268,088        87,391      10,060
                                                     -----------    ----------    ----------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        89,982       120,210        55,225     101,876
  Transfers between funds ........................       (60,451)      (18,926)       90,447         272
  Redemptions ....................................      (405,564)     (104,465)     (125,520)   (226,912)
  Annuity benefits ...............................          --            --          (2,361)     (2,175)
  Annual contract maintenance charge (note 2) ....        (1,702)       (1,974)         (784)     (1,044)
  Contingent deferred sales charges (note 2) .....        (7,130)       (3,825)       (2,338)     (6,603)
  Adjustments to maintain reserves ...............            92            55       (37,525)        119
                                                     -----------    ----------    ----------    --------
       Net equity transactions ...................      (384,773)       (8,925)      (22,856)   (134,467)
                                                     -----------    ----------    ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (330,382)      259,163        64,535    (124,407)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......     2,698,650     2,658,532     1,058,490     979,374
                                                     -----------    ----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $ 2,368,268     2,917,695     1,123,025     854,967
                                                     ===========    ==========    ==========    ========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor); Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger Berman Advisers Management Trust
               (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

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                         NATIONWIDE VARIABLE ACCOUNT-5

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



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                                                                   Bulk Rate
NATIONWIDE LIFE INSURANCE COMPANY                                 U.S. Postage
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220         PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company